Short-term loan (Narrative) (Details) ¥ in Thousands, $ in Thousands	1 Months Ended			12 Months Ended
	Jun. 30, 2022 shares	May 31, 2022 CNY (¥)	May 31, 2022 USD ($)	Dec. 31, 2022 CNY (¥)	Dec. 31, 2022 USD ($)	Dec. 31, 2021 CNY (¥)	Dec. 31, 2020 CNY (¥)	Dec. 31, 2022 USD ($)
Maximum borrowing capacity						¥ 33,000
Short-term bank borrowings				¥ 1,016,071		2,288,465		$ 147,316
Interest Expense				56,917	$ 8,252	56,847	¥ 66,124
Debt Instrument Converted To Notes Payable				¥ 400,873
Total cost repurchased and redeemed outstanding notes		¥ 1,759,973	$ 255,000
Recognized gain from notes payable		¥ 7,907
Shares issued, shares, share-based payment arrangement, forfeited | shares	4,230,776
Line of Credit Facility, Current Borrowing Capacity						¥ 27,450
Revolving Credit Facility [Member]
Term of the debt				1 year	1 year	1 year
Maximum borrowing capacity				¥ 3,329,012		¥ 2,012,800
Short-term bank borrowings				1,016,071		548,461
Debt Instrument, Unused Borrowing Capacity, Amount				1,903,404		991,689
Interest Expense				15,698		53,123	¥ 56,084
Line of Credit Facility, Current Borrowing Capacity				8,664
Letters Of Guarantee [Member]
Maximum borrowing capacity				17,342
Credit facilities used to issue letter of guarantee						445,199
Notes Payable [Member]
Maximum borrowing capacity				487,837		¥ 529,603
Bank borrowings
Short-term bank borrowings				¥ 1,016,071